Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventories
Summary of inventories

	As of
	December 31, 2021	September 30, 2022
Raw materials, work in process and supplies	1,468,801	3,004,293
Finished products	149,089	2,511,488
Total	1,617,890	5,515,781